Related Parties - Summary of Subsidiaries and Other Related Parties (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Loans assets		R$ 490	R$ 2,824
Loans liabilities		3,534	3,711
Receivables		4,457	3,135		R$ 3,915	[1]
Right-of-use assets	[1]		8,635
Payables		303,517	193,124		289,988	[1]
Leases payable	[1]		8,044
Commercial transactions other payables					298
Commercial transactions, sales and services		28,080	3,533		7,920
Commercial transactions purchases		1,568,707	697,060		1,363,482
Expenses			1,613		1,477
Quimica da Bahia Industria e Comercio S.A. [member]
Disclosure of transactions between related parties [line items]
Loans assets		0	0	[2]
Loans liabilities		2,875	2,875	[2]
Routeasy Serviços de Assessoria Logística Ltda. [member]
Disclosure of transactions between related parties [line items]
Loans assets	[3]		2,334
Loans liabilities	[3]		0
Others [member]
Disclosure of transactions between related parties [line items]
Loans assets		490	490	[2]
Loans liabilities		659	836	[2]
Oxicap Industria de Gases [member]
Disclosure of transactions between related parties [line items]
Receivables			0		0	[1]
Right-of-use assets	[1]		0
Payables			1,772		1,545	[1]
Leases payable	[1]		0
Commercial transactions other payables					0
Commercial transactions, sales and services			471		1
Commercial transactions purchases			19,077		18,565
Expenses			0		0
Refinaria De Petroleo Rigrandense [member]
Disclosure of transactions between related parties [line items]
Receivables		0	0		0	[1]
Right-of-use assets	[1]		0
Payables		90,761	65,215		264,602	[1]
Leases payable	[1]		0
Commercial transactions other payables					0
Commercial transactions, sales and services		0	0		0
Commercial transactions purchases		619,785	314,587		1,019,108
Expenses			0		0
União Vopak Armazéns Gerais Ltda. [member]
Disclosure of transactions between related parties [line items]
Receivables		57
Payables		0
Commercial transactions, sales and services		1,402
Commercial transactions purchases		0
ConectCar Solucoes de Mobilidade Eletronica [member]
Disclosure of transactions between related parties [line items]
Receivables			151		739	[1]
Right-of-use assets	[1]		0
Payables			104		113	[1]
Leases payable	[1]		0
Commercial transactions other payables					0
Commercial transactions, sales and services			3,062		7,385
Commercial transactions purchases			154		121
Expenses			0		0
LA'7 Participaes e Empreend. Imob. Ltda. [member]
Disclosure of transactions between related parties [line items]
Receivables	[4]		0		0	[1]
Right-of-use assets	[1],[4]		8,635
Payables	[4]		0		124	[1]
Leases payable	[1],[4]		8,044
Commercial transactions other payables	[4]				0
Commercial transactions, sales and services	[4]		0		0
Commercial transactions purchases	[4]		0		0
Expenses	[4]		1,613		1,477
Chevron (Thailand) Limited [member]
Disclosure of transactions between related parties [line items]
Receivables		204	166		1,333	[1]
Right-of-use assets	[1]		0
Payables		0	6		5,177	[1]
Leases payable	[1]		0
Commercial transactions other payables					0
Commercial transactions, sales and services		675	0		0
Commercial transactions purchases		1,072	759		90,912
Expenses			0		0
Chevron Brasil Oleos Basicos LTDA [member]
Disclosure of transactions between related parties [line items]
Receivables			0		0	[1]
Right-of-use assets	[1]		0
Payables			6		0	[1]
Leases payable	[1]		0
Commercial transactions other payables					6
Commercial transactions, sales and services			0		0
Commercial transactions purchases			0		6,336
Expenses			0		0
Chevron Latin America Marketing LLC [member]
Disclosure of transactions between related parties [line items]
Receivables			118		86	[1]
Right-of-use assets	[1]		0
Payables			0		6	[1]
Leases payable	[1]		0
Commercial transactions other payables					0
Commercial transactions, sales and services			0		13
Commercial transactions purchases			0		506
Expenses			0		0
Chevron Lubricants Lanka PLC [member]
Disclosure of transactions between related parties [line items]
Receivables		0	3		0	[1]
Right-of-use assets	[1]		0
Payables		0	0		0	[1]
Leases payable	[1]		0
Commercial transactions other payables					285
Commercial transactions, sales and services		164	0		0
Commercial transactions purchases		0	0		0
Expenses			0		0
Chevron Lubricants Oils S.A. [member]
Disclosure of transactions between related parties [line items]
Receivables		319	823		58	[1]
Right-of-use assets	[1]		0
Payables		0	0		0	[1]
Leases payable	[1]		0
Commercial transactions other payables					0
Commercial transactions, sales and services		786	0		42
Commercial transactions purchases		0	0		0
Expenses			0		0
Chevron Marine Products [member]
Disclosure of transactions between related parties [line items]
Receivables		3,663	1,873		506	[1]
Right-of-use assets	[1]		0
Payables		0	0		0	[1]
Leases payable	[1]		0
Commercial transactions other payables					0
Commercial transactions, sales and services		24,583	0		104
Commercial transactions purchases		0	0		0
Expenses			0		0
Chevron Oronite Brasil LTDA. [member]
Disclosure of transactions between related parties [line items]
Receivables		0	0		1,193	[1]
Right-of-use assets	[1]		0
Payables		53,378	37,482		0	[1]
Leases payable	[1]		0
Commercial transactions other payables					0
Commercial transactions, sales and services		78	0		345
Commercial transactions purchases		150,878	108,198		0
Expenses			0		0
Chevron Products Company [member]
Disclosure of transactions between related parties [line items]
Receivables		0	0		0	[1]
Right-of-use assets	[1]		0
Payables		158,557	87,754		16,302	[1]
Leases payable	[1]		0
Commercial transactions other payables					0
Commercial transactions, sales and services		0	0		0
Commercial transactions purchases		789,452	247,578		212,915
Expenses			0		0
Chevron Belgium NV [member]
Disclosure of transactions between related parties [line items]
Receivables		0	0		0	[1]
Right-of-use assets	[1]		0
Payables		821	785		2,119	[1]
Leases payable	[1]		0
Commercial transactions other payables					0
Commercial transactions, sales and services		0	0		0
Commercial transactions purchases		7,520	6,707		15,019
Expenses			0		0
Chevron Petroleum CO Colombia [member]
Disclosure of transactions between related parties [line items]
Receivables		214	1		0	[1]
Right-of-use assets	[1]		0
Payables		0	0		0	[1]
Leases payable	[1]		0
Commercial transactions other payables					7
Commercial transactions, sales and services		392	0		30
Commercial transactions purchases		R$ 0	0		0
Expenses			R$ 0		R$ 0

[1]	Included in “right-of-use assets” and “leases payable”, respectively.
[2]	Loans contracted have indefinite terms and do not contain remuneration clauses.
[3]	The loan contracted has a term of 36 months, can be extended by mutual agreement between the parties, being remunerated by the DI plus 3% p.a.
[4]	Refers to rental contracts of 15 drugstores owned by LA’7 as of December 31, 2020, a company of the former shareholders of Extrafarma that are current shareholders of Ultrapar.